3. MATERIAL ACCOUNTING POLICIES: Earnings / Loss per Share (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Earnings / Loss per Share

Earnings / Loss per Share

The Company presents basic and diluted earnings or loss per share in accordance with IAS 33, Earnings per Share.

Basic earnings or loss per share is calculated by dividing profit or loss attributable to ordinary shareholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings or loss per share is calculated by adjusting profit or loss attributable to ordinary shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, including warrants, options, convertible instruments and contingently issuable shares, where applicable.

The weighted average number of common shares is adjusted retrospectively for share splits, reverse share splits, bonus issues, share consolidations and similar transactions that change the number of shares outstanding without a corresponding change in resources.